OPERATING LEASE	12 Months Ended
Sep. 30, 2021
Operating Lease
OPERATING LEASE

NOTE 14 - OPERATING LEASE

The Company entered into following lease agreements to lease its factory in Dali County, Shaanxi Province of China and its office spaces in Xi’an City, Shaanxi Province of China. The Company intend to continue these leases for the next three years.

On January 1, 2020, the Company entered into a five-years lease agreement with an individual to rent a factory space of 19,333 square meters at Dali County, PRC. The rental payment related to the lease were $23,043 and $16,056 for the years ended September 30, 2021 and 2020, respectively.

On June 30, 2020, the Company entered into a one-year lease agreement with Pioneering Park of Xi’an High-tech Zone to rent an office space of 807 square meters at Xi’an City, PRC. On June 3, 2021, the Company renewed the lease agreement with three years term from July 1, 2021 to June 30, 2024. The rental payment related to these leases were $42,494 and $9,870 for years ended September 30, 2021 and 2020, respectively.

Balance sheet information related to the operating lease is as follows:

September 30, 2021
Operating lease assets:
Operating lease right of use assets	$201,007
Total operating lease assets	201,007

Operating lease obligations:
Current operating lease liabilities	62,871
Non-current operating lease liabilities	146,703
Total operating lease obligations	$209,574

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 14 - OPERATING LEASE (continued)

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

September 30, 2021
Weighted-average remaining lease term	2.9 years

Weighted-average discount rate	4.75%

The following table summarizes the maturity of operating lease liabilities as of September 30, 2021:

Year ending September 30,	US$
2022	$71,414
2023	78,553
2024	69,629
2025	5,806
Total lease payments	225,402
Less: imputed interest	(15,828)
Total lease liabilities	$209,574